Debentures (Tables)	12 Months Ended
Dec. 31, 2020
Debentures Tables [Abstract]
Schedule of credit facility - other
	December 31, 2020	December 31, 2019
Principal balance	43,442	43,496
Discount	(3,575)	—
	39,867	43,496
Interest payable	791	543
	40,658	44,039

Schedule of contractual repayment dates

The debenture principal repayments will be made according to the following schedule and are payable in either cash or Mogo common shares at Mogo’s option:

	Principal component of quarterly payment	Principal due on maturity	Total
2021	2,054	—	2,054
2022	2,183	—	2,183
2023	3,294	16,677	19,971
2024	941	18,293	19,234
	8,472	34,970	43,442